Offerings - Offering: 1	Apr. 28, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $1.00 par value per share reserved for issuance under the Plan
Amount Registered | shares	3,900,000
Proposed Maximum Offering Price per Unit | $ / shares	111.72
Maximum Aggregate Offering Price	$ 435,708,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 60,171.27
Offering Note

1
	(a)	The number of shares registered on the Registration Statement consists of shares of common stock, par value $1.00 per share (“Common Stock”) of The Brink’s Company (the “Registrant”) reserved for issuance under The Brink’s Company 2024 Equity Incentive Plan, as amended and restated (the “Plan”).
	(b)	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the Plan by reason of any future stock dividend, stock split, reverse stock split, recapitalization, merger, consolidation, reorganization, reclassification, combination, exchange of shares or similar event or change in the Registrant’s capital stock.
	(c)	Estimated in accordance with Rule 457(c) and Rule 457(h) of the Securities Act. Pursuant to Rule 457(c) and 457(h) of the Securities Act, the proposed maximum offering price per share and the proposed maximum aggregate offering price are estimated solely for the purpose of calculating the amount of the registration fee. The price shown is based upon the average of the high and low sales prices reported for the Common Stock on the New York Stock Exchange on April 23, 2026 (rounded up to the nearest cent).